23. Provision for legal and administrative proceedings (Details Narrative 1) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) Claim	Dec. 31, 2016 BRL (R$) Claim
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 16,757,282	R$ 16,278,920
Labor Claims - Former Employees [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Number of labour claims | Claim	6,476	6,039
Estimated financial effect of contingent liabilities	R$ 763,505	R$ 678,290
Labor Claims - Closure of the Client Relationship Centers [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	27,775	9,256
Labor Claims - Labor District Attorney's Office [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	60,711	60,351
Labor Claims - Inconsistency In Employment Contract [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	3,210
Labor Claims - Social Security [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	9,868	5,686
Labor Claims - Intelig [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	43,756	43,496
Tax Claim Federal Taxes - Improper Use of SUDENE Benefits [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	2,552,068	2,190,975
Tax Claim Federal Taxes - Method of Offsetting Tax Losses & Negative Bases [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	192,417	185,001
Tax Claim Federal Taxes - Collection of CSLL [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	62,312	58,914
Tax Claim Federal Taxes - Overseas Remittances [Member] | TIM Celular S.A. ("TIM Celular") [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	241,431	229,061
Tax Claim Federal Taxes - Intelig [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	56,469	52,963
Tax Claim Federal Taxes - Charge of IRPJ, PIS/COFINS and CSLL Debts [Member]
ProvisionForLegalAndAdministrativeProceedingItemsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 396,103	R$ 412,741